Segment Information - Schedule of Segment Revenue and Expenses (Details) - DIAMIR BIOSCIENCES CORP. [Member] - USD ($)	12 Months Ended
	May 31, 2025	May 31, 2024
Segment Reporting Information [Line Items]
Revenue	$ 631,729	$ 1,319,531
Research and development
Total research and development	650,591	1,156,860
General and administrative
Total general and administrative	624,388	614,074
Interest expense	82,046	48,599
Income taxes	17,939	114,403
Net loss	(743,235)	(614,405)
Salaries and Benefits [Member]
Research and development
Total research and development	449,344	692,875
General and administrative
Total general and administrative	105,761	117,883
Consultants and Contractors [Member]
Research and development
Total research and development	176,935	278,837
General and administrative
Total general and administrative	213,509	292,234
Stock Based Compensation [Member]
Research and development
Total research and development	24,312	182,912
General and administrative
Total general and administrative		11,934
Other R&D [Member]
Research and development
Total research and development		2,236
Patents [Member]
General and administrative
Total general and administrative	44,363	30,167
Depreciation [Member]
General and administrative
Total general and administrative	20,828	20,052
Offering Costs [Member]
General and administrative
Total general and administrative	150,526
Rent and Facilities [Member]
General and administrative
Total general and administrative	53,483	55,600
Other [Member]
General and administrative
Total general and administrative	$ 35,918	$ 86,204